LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
LONG-TERM DEBT
LONG-TERM DEBT

5.   LONG-TERM DEBT

Credit Facility

On June 22, 2010, the Company amended and restated one of its two unsecured revolving bank credit facilities (the "Credit Facility") and terminated its other unsecured revolving bank credit facility, increasing the amount available from an aggregate of $900.0 million to $1,200.0 million.

On July 20, 2012, the Company further amended the Credit Facility, extending the maturity date from June 22, 2016 to June 22, 2017 and amending pricing terms.

At December 31, 2013, the Credit Facility was drawn down by $200.0 million (December 31, 2012 – $30.0 million). Amounts drawn down, together with outstanding letters of credit under the Credit Facility, resulted in Credit Facility availability of $998.9 million at December 31, 2013.

2012 Notes

On July 24, 2012, the Company closed a $200.0 million private placement of guaranteed senior unsecured notes (the "2012 Notes") which, on issuance, had a weighted average maturity of 11.0 years and a weighted average yield of 4.95%.

The following table sets out details of the individual series of the 2012 Notes:

	Principal	Interest Rate	Maturity Date

Series A	$100,000	4.87%	7/23/2022

Series B	100,000	5.02%	7/23/2024

	$200,000

2010 Notes

On April 7, 2010, the Company closed a $600.0 million private placement of guaranteed senior unsecured notes (the "2010 Notes") which, on issuance, had a weighted average maturity of 9.84 years and a weighted average yield of 6.59%.

The following table sets out details of the individual series of the 2010 Notes:

	Principal	Interest Rate	Maturity Date

Series A	$115,000	6.13%	4/7/2017

Series B	360,000	6.67%	4/7/2020

Series C	125,000	6.77%	4/7/2022

	$600,000

Covenants

Payment and performance of Agnico Eagle's obligations under the Credit Facility, 2012 Notes and 2010 Notes is guaranteed by each of its significant subsidiaries and certain of its other subsidiaries (the "Guarantors").

The Credit Facility contains covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances and sell material assets.

The 2012 Notes and 2010 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to mining and the ability of the Guarantors to incur indebtedness.

The Credit Facility, 2012 Notes and 2010 Notes also require the Company to maintain a total net debt to EBITDA ratio below a specified maximum value as well as a minimum tangible net worth.

The Company was in compliance with all covenants contained in the Credit Facility, 2012 Notes and 2010 Notes as at December 31, 2013.

Interest on long-term debt

For the year ended December 31, 2013, total interest expense was $58.0 million (2012 – $57.9 million; 2011 – $55.0 million) and total cash interest payments were $58.2 million (2012 – $52.2 million; 2011 – $52.8 million). In 2013, cash interest on the Credit Facility was $1.8 million (2012 – $3.6 million; 2011 – $1.7 million), cash standby fees on the Credit Facility were $4.8 million (2012 – $4.2 million; 2011 – $8.6 million) and cash interest on the 2010 Notes and 2012 Notes was $49.4 million (2012 – $39.5 million; 2011 – $39.5 million). In 2013, interest expenditures of $3.5 million (2012 – $1.5 million; 2011 – $1.0 million) were capitalized to construction in progress.

The Company's weighted average interest rate on all of its long-term debt as at December 31, 2013 was 5.37% (December 31, 2012 – 6.02%; December 31, 2011 – 5.02%).